UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    June 30, 2005
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    123
Form 13F Information Table Value Total:    $169,641
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	381.6 	"5,278 "	"5,278 "					"5,278 "
Abbott Laboratories	Common	002824100	"2,168.9 "	"44,255 "	"44,255 "					"44,255 "
Alliance Capital Mgmt Hold. LP	Unit L.P. Int.	01855A101	415.4 	"8,887 "	"8,887 "					"8,887 "
Allied Capital Corp.	Common	01903Q108	"2,227.4 "	"76,515 "	"76,515 "					"76,515 "
Allstate Corp.	Common	020002101	588.5 	"9,850 "	"9,850 "					"9,850 "
American Capital Strategies	Common	024937104	"1,441.7 "	"39,925 "	"39,925 "					"39,925 "
Amgen Inc.	Common	031162100	"2,809.9 "	"46,475 "	"46,475 "					"46,475 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"2,765.3 "	"63,410 "	"63,410 "					"63,410 "
Automatic Data Processing	Common	053015103	204.7 	"4,878 "	"4,878 "					"4,878 "
Avery Dennison	Common	053611109	"2,256.6 "	"42,609 "	"42,609 "					"42,609 "
Bank of America Corp.	Common	060505104	297.4 	"6,520 "	"6,520 "					"6,520 "
"Bank of New York Co., Inc."	Common	064057102	"2,804.1 "	"97,433 "	"97,433 "					"97,433 "
BB&T Corp	Common	054937107	284.1 	"7,109 "	"7,109 "					"7,109 "
Berkshire Hathaway CL B	CL B	084670207	403.6 	145 	145 					145
Boston Scientific Corp	Common	101137107	"1,769.0 "	"65,520 "	"65,520 "					"65,520 "
BP PLC - Spon ADR	Common	055622104	"5,557.6 "	"89,093 "	"89,093 "					"89,093 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	513.8 	"11,177 "	"11,177 "					"11,177 "
"Burlington Resources, Inc."	Common	122014103	"2,420.1 "	"43,810 "	"43,810 "					"43,810 "
Cedar Fair	Dep. Unit	150185106	"4,461.1 "	"138,585 "	"138,585 "					"138,585 "
Cheesecake Factory	Common	163072101	"1,517.3 "	"43,690 "	"43,690 "					"43,690 "
ChevronTexaco Corp	Common	166764100	396.1 	"7,084 "	"7,084 "					"7,084 "
"Church & Dwight Co., Inc."	Common	171340102	"1,380.1 "	"38,125 "	"38,125 "					"38,125 "
Cisco Systems	Common	17275R102	"3,143.3 "	"164,741 "	"164,741 "					"164,741 "
CitiGroup Inc.	Common	172967101	"2,521.7 "	"54,547 "	"54,547 "					"54,547 "
Clevelnd-Cliffs	Common	185896107	344.5 	"5,964 "	"5,964 "					"5,964 "
Coeur D'alene Mines Corp.	Common	192108108	100.2 	"27,600 "	"27,600 "					"27,600 "
Comcast Corp. Special CL A	CL A SPL	20030N200	"1,121.9 "	"37,460 "	"37,460 "					"37,460 "
"Corinthian Colleges, Inc."	Common	218868107	175.6 	"13,750 "	"13,750 "					"13,750 "
Developers Diversified Realty	Common	251591103	"1,325.7 "	"28,845 "	"28,845 "					"28,845 "
Dow Chemical	Common	260543103	"1,757.3 "	"39,463 "	"39,463 "					"39,463 "
Duke Energy Corp.	Common	264399106	"5,393.1 "	"181,401 "	"181,401 "					"181,401 "
Duke Realty Corp.	Common	264411505	995.7 	"31,449 "	"31,449 "					"31,449 "
Enpath Medical Inc.	Common	29355Y105	647.2 	"118,746 "	"118,746 "					"118,746 "
Enterprise Products Part. L.P.	Common	293792107	"1,403.1 "	"52,375 "	"52,375 "					"52,375 "
Estee Lauder Co. - CL A	CL A	518439104	"1,070.2 "	"27,351 "	"27,351 "					"27,351 "
"Everest Re Group, Ltd."	Common	G3223R108	320.4 	"3,445 "	"3,445 "					"3,445 "
Expeditors Int'l Wash.	Common	302130109	"1,445.7 "	"29,025 "	"29,025 "					"29,025 "
"Express Scripts, Inc."	Common	302182100	512.8 	"10,260 "	"10,260 "					"10,260 "
Exxon Mobil Corp.	Common	30231G102	"6,123.3 "	"106,548 "	"106,548 "					"106,548 "
First Data Corp.	Common	319963104	"2,800.8 "	"69,775 "	"69,775 "					"69,775 "
FirstEnergy Corp.	Common	337932107	361.3 	"7,510 "	"7,510 "					"7,510 "
General Electric	Common	369604103	"3,137.9 "	"90,559 "	"90,559 "					"90,559 "
Genworth Financial Inc.-CL A	Common	37247D106	"3,394.8 "	"112,300 "	"112,300 "					"112,300 "
Genzyme	Common	372917104	"2,704.9 "	"45,014 "	"45,014 "					"45,014 "
Gilead Sciences Inc.	Common	375558103	"2,208.8 "	"50,211 "	"50,211 "					"50,211 "
"Goldman Sachs Group, Inc."	Common	38141G104	427.6 	"4,191 "	"4,191 "					"4,191 "
Harmony Gold Mining Ltd	Sponsored ADR	413216300	321.7 	"37,580 "	"37,580 "					"37,580 "
"Heartland Express , Inc."	Common	422347104	263.3 	"13,549 "	"13,549 "					"13,549 "
Hecla Mining Company	Common	422704106	62.4 	"13,675 "	"13,675 "					"13,675 "
Home Depot	Common	437076102	265.2 	"6,818 "	"6,818 "					"6,818 "
IBM	Common	459200101	487.3 	"6,568 "	"6,568 "					"6,568 "
Illinois Tool Works	Common	452308109	"1,113.8 "	"13,978 "	"13,978 "					"13,978 "
Intel	Common	458140100	"2,029.3 "	"77,991 "	"77,991 "					"77,991 "
Inverness Medical Innov. Inc.	Common	46126P106	261.5 	"12,773 "	"12,773 "					"12,773 "
Ishares Lehman Treas Inf. Prot.	US Tips BD FD	464287176	270.8 	"2,525 "	"2,525 "					"2,525 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	306.1 	"4,275 "	"4,275 "					"4,275 "
Ishares-Russell 2000 Index	Rusl 2000 Valu	464287630	291.1 	"4,527 "	"4,527 "					"4,527 "
J.P. Morgan Chase & Co.	Common	46625H100	336.4 	"9,524 "	"9,524 "					"9,524 "
Johnson & Johnson	Common	478160104	559.1 	"8,601 "	"8,601 "					"8,601 "
K-Sea Transn Partners LP	Common	48268Y101	"2,476.3 "	"72,300 "	"72,300 "					"72,300 "
"Kaneb Pipe Line Partners, L.P."	Sr Pref Unit	484169107	919.4 	"14,959 "	"14,959 "					"14,959 "
KeyCorp	Common	493267108	261.6 	"7,890 "	"7,890 "					"7,890 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	675.1 	"13,259 "	"13,259 "					"13,259 "
Liberty Media Corp - A	Common	530718105	306.2 	"30,050 "	"30,050 "					"30,050 "
Lowe's Cos Inc.	Common	548661107	348.1 	"5,979 "	"5,979 "					"5,979 "
Lucent Technologies Inc.	Common	549463107	29.6 	"10,176 "	"10,176 "					"10,176 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	417.1 	"12,725 "	"12,725 "					"12,725 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	789.8 	"15,609 "	"15,609 "					"15,609 "
Matria Healthcare Inc.	Common	576817209	355.7 	"11,037 "	"11,037 "					"11,037 "
Maxim Integrated Product	Common	57772K101	"1,506.8 "	"39,424 "	"39,424 "					"39,424 "
MBNA Corp.	Common	52262L100	292.1 	"11,167 "	"11,167 "					"11,167 "
McDonald's	Common	580135101	735.8 	"26,517 "	"26,517 "					"26,517 "
Medtronic Inc.	Common	585055106	"3,503.9 "	"67,655 "	"67,655 "					"67,655 "
Microsoft	Common	594918104	"1,642.5 "	"66,125 "	"66,125 "					"66,125 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	353.8 	"2,825 "	"2,825 "					"2,825 "
National City Corp.	Common	635405103	230.9 	"6,766 "	"6,766 "					"6,766 "
Neogen	Common	640491106	"2,981.4 "	"208,489 "	"208,489 "					"208,489 "
Newmont Mining Corp.	Common	651639106	"1,657.6 "	"42,470 "	"42,470 "					"42,470 "
Nisource Inc.	Common	65473P105	"5,088.6 "	"205,768 "	"205,768 "					"205,768 "
Nortel Networks Corp.	Common	656569100	26.1 	"10,000 "	"10,000 "					"10,000 "
Northrop Grumman Corp.	Common	666807102	"2,926.3 "	"52,964 "	"52,964 "					"52,964 "
Omnicom Group Inc.	Common	681919106	"1,711.5 "	"21,431 "	"21,431 "					"21,431 "
Pan American Silver Corp.	Common	697900108	457.8 	"30,950 "	"30,950 "					"30,950 "
Patterson Companies Inc.	Common	703395103	354.9 	"7,875 "	"7,875 "					"7,875 "
Penn Virginia Resource Ptnr.	Common	707884102	"1,787.3 "	"37,375 "	"37,375 "					"37,375 "
Pentair Int.	Common	709631105	"4,282.7 "	"100,039 "	"100,039 "					"100,039 "
Pepsico Inc.	Common	713448108	365.3 	"6,774 "	"6,774 "					"6,774 "
PetsMart Inc.	Common	716768106	249.6 	"8,225 "	"8,225 "					"8,225 "
"Pfizer, Inc."	Common	717081103	"3,914.1 "	"141,916 "	"141,916 "					"141,916 "
Placer Dome Inc.	Common	725906101	"1,130.4 "	"73,500 "	"73,500 "					"73,500 "
"Plato Learning, Inc."	Common	72764Y100	138.5 	"18,764 "	"18,764 "					"18,764 "
Procter & Gamble	Common	742718109	"3,334.4 "	"63,212 "	"63,212 "					"63,212 "
Progress Energy Corp	Common	743263105	"1,528.0 "	"33,775 "	"33,775 "					"33,775 "
Progressive Corp.	Common	743315103	295.6 	"2,992 "	"2,992 "					"2,992 "
Rayonier Inc.	Common	754907103	"3,085.6 "	"58,186 "	"58,186 "					"58,186 "
Sabine Royalty Trust	Unit Ben Int	785688102	563.2 	"13,315 "	"13,315 "					"13,315 "
Schlumberger	Common	806857108	320.3 	"4,218 "	"4,218 "					"4,218 "
Silver Standard Resources Inc.	Common	82823L106	299.8 	"25,650 "	"25,650 "					"25,650 "
Sovereign Bancorp	Common	845905108	"1,527.2 "	"68,361 "	"68,361 "					"68,361 "
Streettracks Gold Trust	Gold Shs	863307104	"1,690.9 "	"38,925 "	"38,925 "					"38,925 "
Stryker Corp.	Common	863667101	237.3 	"4,989 "	"4,989 "					"4,989 "
Suntrust Bks Inc	Common	867914103	307.7 	"4,260 "	"4,260 "					"4,260 "
Symantec	Common	871503108	"1,792.8 "	"82,465 "	"82,465 "					"82,465 "
"Symyx Technologies, Inc."	Common	87155S108	225.9 	"8,075 "	"8,075 "					"8,075 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,068.2 "	"28,200 "	"28,200 "					"28,200 "
Target Corporation	Common	87612E106	323.7 	"5,950 "	"5,950 "					"5,950 "
TEPPCO Partners L.P.	UT Ltd Partner	872384102	"1,260.0 "	"30,405 "	"30,405 "					"30,405 "
Texas Instruments	Common	882508104	484.8 	"17,270 "	"17,270 "					"17,270 "
Templeton Global Inc.Fund	Common	880198106	"1,633.4 "	"183,943 "	"183,943 "					"183,943 "
"Thor Industries, Inc."	Common	885160101	"2,433.5 "	"77,425 "	"77,425 "					"77,425 "
"Time Warner, Inc."	Common	887317105	"1,453.6 "	"86,991 "	"86,991 "					"86,991 "
"TJX Companies, Inc."	Common	872540109	"2,722.9 "	"111,821 "	"111,821 "					"111,821 "
Transocean Inc.	Ord	G90078109	238.5 	"4,420 "	"4,420 "					"4,420 "
TYCO International Ltd.	Common	902124106	"2,448.4 "	"83,850 "	"83,850 "					"83,850 "
Ventana Medical Systems	Common	92276H106	415.0 	"10,315 "	"10,315 "					"10,315 "
Verizon Communications	Common	92343V104	368.8 	"10,674 "	"10,674 "					"10,674 "
Viacom Inc. - Cl B	CL B	925524308	"1,940.9 "	"60,616 "	"60,616 "					"60,616 "
Viasys Healthcare Inc.	Common	92553Q209	"1,986.0 "	"87,913 "	"87,913 "					"87,913 "
Vornado Realty Trust	Sh.Ben.Int	929042109	683.4 	"8,500 "	"8,500 "					"8,500 "
Wal-mart Stores Inc.	Common	931142103	"1,191.5 "	"24,720 "	"24,720 "					"24,720 "
Walgreen	Common	931422109	894.0 	"19,440 "	"19,440 "					"19,440 "
Wells Fargo Company	Common	949740104	"3,126.8 "	"50,776 "	"50,776 "					"50,776 "
Wyeth	Common	983024100	771.9 	"17,345 "	"17,345 "					"17,345 "

13F REPORT  2ND Q 2005		GRAND TOTAL	"169,641.0 "